Investment Objectives and Goals - NORTHERN TRUST EQUITY INCOME ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST EQUITY INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income and long-term capital appreciation.